Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2016 USD ($)
Summary of Significant Accounting Policies [Line Items]
Balance as of June 30, 2015	$ (31,777)
Total unrealized gains (losses):
Included in earnings	19,822
Balance as of June 30, 2016	$ (11,955)